STOCK-BASED COMPENSATION PLANS - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 6.4	$ 2.6	$ 20.5	$ 14.5			$ 21.3	$ 20.8	$ 26.0
Tax benefits related to stock-based compensation plans							8.9	$ 14.9	$ 15.3
Unamortized compensation expense expected to be vested	35.4		35.4				$ 24.6
Recognized weighted average period, years							1 year 2 months 12 days
Risk-free interest rate, year							7 years
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	0.4		1.2				$ 1.7
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	2.3		5.0
Non-Vested Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense							7.0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	2.3		$ 7.0				$ 4.6
Incentive Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			3 years				3 years
Stock-based compensation expense	$ 1.2		$ 6.4				$ 6.5
Percentage of incentive stock awards expected to be vested and awarded of stocks granted							84.00%
Incentive Stock Awards | Scenario Forecast as of December 31,2017 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted					91.00%	77.00%
Incentive Stock Awards | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted			0.00%				0.00%
Incentive Stock Awards | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted			200.00%				200.00%
Directors Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued							881,192
Stock-based compensation expense							$ 1.5
Directors Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term, years							10 years
Shares authorized for grants							1,000,000
Award vesting period							3 years
Directors Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period							1 year
Shares issued							16,500	16,972	11,256
Directors Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period							1 year
2011 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant							3,192,453
Shares authorized for grants	3,800,000		3,800,000
2011 Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term, years			10 years				10 years
Award vesting period			4 years				4 years
2011 Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			4 years				4 years
2000 Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term, years			10 years				10 years
Award vesting period			4 years				4 years
2000 Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			4 years				4 years